INCOME TAXES (Details) (USD $)	Nov. 30, 2013	Nov. 30, 2012
Deferred tax assets:
Net operating loss carry forwards	$ 16,380	$ 2,996
Valuation allowance	(16,380)	(2,996)
Total deferred tax assets